OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Other Current Assets		$ 8,939,000	$ 7,870,000
Medmen Enterprises Inc. [Member]
Other Current Assets			7,869,974	$ 9,151,613
Other Current Assets [Member] | Medmen Enterprises Inc. [Member]
Investments			3,036,791	3,786,791
Excise Tax Receivable				5,254,595
Note Receivable	[1]		1,339,000
Other Current Assets			3,494,183	110,227
Total Other Current Assets			$ 7,869,974	$ 9,151,613

[1]	See “Note 7 – Assets Held for Sale” for further information.